RIGHTS PLAN	12 Months Ended
Dec. 31, 2016
Right Plan [Abstract]
RIGHTS PLAN
12.   RIGHTS PLAN

On April 27, 2016 (the “Rights Dividend Declaration Date”), the Company’s Board of Directors (the “Board of Directors”) adopted a Section 382 rights plan (the “Section 382 Rights Plan”) and declared a dividend distribution of one Right (as defined below) for each outstanding share of common stock of the Company to stockholders of record at the close of business on May 16, 2016.
The Section 382 Rights Plan is intended to act as a deterrent to any person (an “Acquiring Person”) acquiring (together with all affiliates and associates of such person) beneficial ownership of 4.99% or more of the Company’s outstanding Common Stock within the meaning of Section 382 of the Code, without the approval of the Board of Directors. Stockholders who beneficially own 4.99% or more of the Company’s outstanding Common Stock as of the Rights Dividend Declaration Date will not be deemed to be an Acquiring Person, but such person will be deemed an Acquiring Person if such person (together with all affiliates and associates of such person) becomes the beneficial owner of securities representing a percentage of the Common Stock that exceeds by 1.0% or more the lowest percentage of beneficial ownership of the Common Stock that such person had at any time since the Rights Dividend Declaration Date.
The Rights.   On the Rights Dividend Declaration Date, the Board of Directors authorized the issuance of one right (a “Right”) for each outstanding share of the Common Stock to the Company’s stockholders of record as of May 16, 2016. Subject to the terms, provisions and conditions of the Section 382 Rights Agreement, if the Rights become exercisable, each Right would initially represent the right to purchase from the Company one one-thousandth of a share of the Company’s Series B Junior Participating Preferred Stock, par value $0.01 per share, for a purchase price of  $5.00 per Right (the “Purchase Price”). If issued, each fractional share of Series B Junior Participating Preferred Stock would give the stockholder approximately the same dividend, voting and liquidation rights as does one share of the Common Stock. However, prior to exercise, a Right does not give its holder any rights as a stockholder of the Company, including any dividend, voting or liquidation rights.